UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/13

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2013.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
d The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

a See Note 5 regarding restricted securities.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $4,325,211, representing 1.16% of net assets.
c Non-income producing.
d Security purchased on a delayed delivery basis.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.
f The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $15,150,291, representing 4.84% of net assets.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $1,044,287,847, representing 14.90% of net assets.
e Income may be received in additional securities and/or cash.
f Perpetual security with no stated maturity date.
g The coupon rate shown represents the rate at period end.
h The security is traded on a discount basis with no stated coupon rate.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 95.6%			
Consumer Discretionary 10.7%			
ªAmazon.com Inc.	United States	6,600	$ 2,063,424
BorgWarner Inc.	United States	67,600	6,853,964
Comcast Corp., A	United States	105,000	4,740,750
ªDollar General Corp.	United States	34,280	1,935,449
Ford Motor Co.	United States	41,000	691,670
Lowe's Cos. Inc.	United States	40,500	1,928,205
McDonald's Corp.	United States	23,600	2,270,556
NIKE Inc., B	United States	65,800	4,779,712
Target Corp.	United States	57,379	3,671,108
The Walt Disney Co.	United States	91,941	5,929,275
			34,864,113
Consumer Staples 8.9%			
Altria Group Inc.	United States	57,400	1,971,690
The Coca-Cola Co.	United States	81,000	3,068,280
CVS Caremark Corp.	United States	57,000	3,234,750
Mead Johnson Nutrition Co., A	United States	32,500	2,413,450
PepsiCo Inc.	United States	62,000	4,929,000
Philip Morris International Inc.	United States	59,800	5,178,082
The Procter & Gamble Co.	United States	57,045	4,312,032
Wal-Mart Stores Inc.	United States	27,000	1,996,920
Whole Foods Market Inc.	United States	32,600	1,907,100
			29,011,304
Energy 9.9%			
Anadarko Petroleum Corp.	United States	76,350	7,099,787
ªCameron International Corp.	United States	17,500	1,021,475
Chevron Corp.	United States	19,400	2,357,100
ªCobalt International Energy Inc.	United States	71,900	1,787,434
ConocoPhillips	United States	39,200	2,724,792
Devon Energy Corp.	United States	52,200	3,015,072
Exxon Mobil Corp.	United States	43,700	3,759,948
Halliburton Co.	United States	74,700	3,596,805
ªMcDermott International Inc.	United States	194,700	1,446,621
ªSanchez Energy Corp.	United States	54,200	1,431,422
Schlumberger Ltd.	United States	45,370	4,008,893
			32,249,349
Financials 13.4%			
American Express Co.	United States	26,400	1,993,728
Bank of America Corp.	United States	179,100	2,471,580
BlackRock Inc.	United States	12,900	3,490,998
Capital One Financial Corp.	United States	10,100	694,274
Citigroup Inc.	United States	62,190	3,016,837
CME Group Inc.	United States	67,050	4,953,654
Comerica Inc.	United States	58,400	2,295,704
Digital Realty Trust Inc.	United States	36,336	1,929,441
Discover Financial Services	United States	16,000	808,640
Invesco Ltd.	United States	81,300	2,593,470
JPMorgan Chase & Co.	United States	101,845	5,264,368
MetLife Inc.	United States	35,100	1,647,945
Prudential Financial Inc.	United States	30,200	2,354,996
U.S. Bancorp	United States	118,527	4,335,718
Wells Fargo & Co.	United States	142,200	5,875,704
			43,727,057
Health Care 14.3%			
ªActavis Inc.	United States	26,600	3,822,952
Aetna Inc.	United States	90,900	5,819,418
ªARIAD Pharmaceuticals Inc.	United States	70,500	1,297,200
ªExpress Scripts Holding Co.	United States	68,300	4,219,574
ªGilead Sciences Inc.	United States	77,600	4,876,384
ªHMS Holdings Corp.	United States	75,500	1,624,005
Johnson & Johnson	United States	52,600	4,559,894
Merck & Co. Inc.	United States	63,875	3,041,089
Pfizer Inc.	United States	127,400	3,657,654
Roche Holding AG, ADR	Switzerland	90,560	6,115,517

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

a Non-income producing.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.
c The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2013 (unaudited)

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2013 (unaudited) (continued)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Quarterly Statement of Investments | See Notes to Statements of Investments.

[a]West Marine Inc.	610,700	7,450,540
		148,368,480
Semiconductors & Semiconductor Equipment 0.5%		
Cohu Inc.	736,000	8,029,760
Technology Hardware & Equipment 3.6%		
[a]Benchmark Electronics Inc.	1,065,900	24,398,451
[a]Ingram Micro Inc., A	507,100	11,688,655
[a]Multi-Fineline Electronix Inc.	274,100	4,445,902
[a]Rofin-Sinar Technologies Inc.	674,900	16,339,329
		56,872,337
Trading Companies & Distributors 0.5%		
Applied Industrial Technologies Inc.	165,000	8,497,500
Transportation 2.1%		
[a]Genesee & Wyoming Inc.	210,800	19,598,076
SkyWest Inc.	990,000	14,374,800
		33,972,876
Utilities 0.7%		
NV Energy Inc.	495,000	11,686,950
Total Common Stocks (Cost $957,456,659)		1,561,779,699
Short Term Investments(Cost $40,055,810) 2.5%		
Money Market Funds 2.5%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	40,055,810	40,055,810
Total Investments (Cost $997,512,469) 100.0%		1,601,835,509
Other Assets, less Liabilities (0.0)%†		(770,908)
Net Assets 100.0%		$ 1,601,064,601

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)
a Non-income producing.
b A portion or all of the security purchased on a delayed delivery basis.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the value of this security was $798,253, representing 0.11% of net assets.
d A portion or all of the security is on loan at September 30, 2013.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) *(continued)*

Visant Corp., senior note, 10.00%, 10/01/17	United States	2,300,000		2,150,500
				5,199,500
Consumer Services 1.0%				
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	1,500,000		1,668,750
[e,f]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	2,500,000		250
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,500,000		3,561,250
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	3,000,000		3,247,500
6.75%, 10/01/20	United States	200,000		210,500
6.625%, 12/15/21	United States	500,000		518,125
[e,g]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	500,000		500,000
[e]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	700,000		717,500
				10,423,875
Diversified Financials 4.6%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	3,000,000		3,382,500
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	3,000,000		3,315,000
senior note, 5.65%, 5/01/18	United States	1,500,000		1,694,850
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	1,000,000		1,151,253
senior note, 5.375%, 8/09/20	United States	2,000,000		2,241,194
sub. bond, 5.50%, 9/13/25	United States	1,500,000		1,546,788
sub. note, 4.05%, 7/30/22	United States	300,000		292,015
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	4,500,000		4,077,630
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	1,400,000		1,498,000
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	29,000,000	MXN	2,533,283
sub. note, 5.30%, 2/11/21	United States	1,000,000		1,089,609
[e]General Motors Financial Co. Inc., senior note, 144A, 3.25%, 5/15/18	United States	900,000		877,500
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	900,000		1,017,000
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	2,500,000		2,485,288
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	500,000		574,818
[h]junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,413,750
senior note, 4.25%, 10/15/20	United States	2,500,000		2,626,037
sub. note, 3.375%, 5/01/23	United States	1,000,000		909,076
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	2,500,000		2,844,725
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	1,500,000		1,726,719
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,000,000		2,146,656
5.50%, 7/24/20	United States	1,500,000		1,658,558
[e]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,				
5.625%, 3/15/20	United States	600,000		616,500
5.875%, 3/15/22	United States	1,400,000		1,414,000
[e]Nuveen Investments Inc., senior note, 144A,				
9.125%, 10/15/17	United States	200,000		197,500
9.50%, 10/15/20	United States	1,800,000		1,768,500
SLM Corp.,				
5.50%, 1/15/19	United States	1,400,000		1,388,236
senior note, 8.45%, 6/15/18	United States	1,800,000		2,038,500
				48,525,485
Energy 8.6%				
Access Midstream Partner LP/ACMP Finance Corp., senior note,				
5.875%, 4/15/21	United States	1,500,000		1,548,750
6.125%, 7/15/22	United States	600,000		619,500
Apache Corp., senior bond, 2.625%, 1/15/23	United States	3,500,000		3,215,184
CGG, senior note,				
7.75%, 5/15/17	France	500,000		515,625
6.50%, 6/01/21	France	2,000,000		2,050,000
CHC Helicopter SA,				
senior note, 9.375%, 6/01/21	Canada	400,000		400,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,500,000		2,679,687
Chesapeake Energy Corp., senior note,				
6.625%, 8/15/20	United States	2,000,000		2,160,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

ᵍUniversity of California Revenue, General, Series AK, 5.00%, 5/15/48	United States	1,300,000		1,522,872
Total Municipal Bonds (Cost $39,167,148)				39,819,062
Total Investments before Short Term Investments (Cost $901,318,015)				923,629,921
Short Term Investments 7.5%				
Senior Floating Rate Interests 0.0%†				
ATP Oil & Gas Corp., Third Amend NM Loans Facility, 10.00%, 2/28/14	United States	37,358		16,251
Patriot Coal Corp., Reimbursement Obligation, 4.50% - 8.273%, 12/31/13	United States	2,044		1,893
Total Senior Floating Rate Interests (Cost $19,196)				18,144
Foreign Government and Agency Securities 3.8%				
ᵖBank of Negara Monetary Notes, 12/05/13 - 9/18/14	Malaysia	37,374,000	MYR	11,290,326
Government of Canada,				
1.00%, 2/01/14	Canada	558,000	CAD	541,652
2.00%, 3/01/14	Canada	585,000	CAD	570,235
0.75%, 5/01/14	Canada	500,000	CAD	484,803
Government of Hungary, E, 7.50%, 10/24/13	Hungary	53,040,000	HUF	241,772
ᵖHungary Treasury Bills, 3/05/14 - 6/25/14	Hungary	271,610,000	HUF	1,216,246
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	1,050,200,000	KRW	975,271
ᵖMalaysia Treasury Bill, 5/30/14	Malaysia	590,000	MYR	177,413
ᵖMexico Treasury Bills, 10/24/13 - 4/30/14	Mexico	5,736,200ᵠ	MXN	4,314,858
ᵖMonetary Authority of Singapore Treasury Bill, 11/22/13	Singapore	5,500,000	SGD	4,382,899
ᵖPhilippine Treasury Bills, 10/02/13 - 9/03/14	Philippines	376,300,000	PHP	8,622,203
ᵖSingapore Treasury Bills, 11/01/13 - 5/02/14	Singapore	4,729,000	SGD	3,766,461
ᵖSri Lanka Treasury Bill, 10/11/13	Sri Lanka	1,120,000	LKR	8,468
ᵖSweden Treasury Bill, 11/20/13	Sweden	24,860,000	SEK	3,862,271
ᵖUruguay Treasury Bills, 5/16/14 - 8/29/14	Uruguay	8,648,000	UYU	351,343
Total Foreign Government and Agency Securities (Cost $41,636,890)				40,806,221
Total Investments before Money Market Funds (Cost $942,974,101)				964,454,286
		Shares		
Money Market Funds (Cost $38,818,965) 3.7%				
ᵃʳInstitutional Fiduciary Trust Money Market Portfolio	United States	38,818,965		38,818,965
Total Investments (Cost $981,793,066) 95.3%				1,003,273,251
Other Assets, less Liabilities 4.7%				49,028,762
Net Assets 100.0%				$ 1,052,302,013

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 9 regarding investment in FT Holdings Corporation III.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $190,406, representing 0.02% of net assets.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $218,840,285, representing 20.80% of net assets.
f Defaulted security or security for which income has been deemed uncollectible.
g A portion or all of the security purchased on a when-issued or delayed delivery basis.
h Perpetual security with no stated maturity date.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)

o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2013, the value of this security was
$2,939,641, representing 0.28% of net assets.
p The security is traded on a discount basis with no stated coupon rate.
q Principal amount is stated in 10 Mexican Peso Units.
r The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At September 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) *(continued)*

Euro	JPHQ	Sell	221,993	283,400	11/20/13	-	(16,942)
Indian Rupee	DBAB	Buy	12,894,000	190,374	11/20/13	11,253	-
Malaysian Ringgit	HSBC	Buy	376,000	120,466	11/20/13	-	(5,206)
Indian Rupee	DBAB	Buy	10,466,000	160,717	11/26/13	2,661	-
Indian Rupee	JPHQ	Buy	11,850,500	185,459	11/27/13	-	(522)
Indian Rupee	JPHQ	Buy	11,850,500	182,203	11/29/13	2,629	-
Euro	UBSW	Sell	1,245,000	1,623,169	12/03/13	-	(61,291)
Indian Rupee	CITI	Buy	4,537,000	64,796	12/03/13	5,887	-
Euro	UBSW	Sell	3,400,000	4,463,418	12/09/13	-	(136,784)
Euro	DBAB	Sell	5,049,917	6,629,027	12/10/13	-	(203,532)
Euro	DBAB	Buy	5,049,917	6,639,279	12/10/13	193,279	-
Japanese Yen	UBSW	Sell	187,760,000	2,293,448	12/12/13	382,151	-
Euro	DBAB	Sell	1,200,000	1,565,760	12/13/13	-	(57,857)
Euro	CITI	Sell	3,868,000	5,079,844	12/17/13	-	(153,668)
Euro	DBAB	Sell	486,875	643,016	12/18/13	-	(15,741)
Indian Rupee	JPHQ	Buy	67,299,000	963,893	12/18/13	80,096	-
Euro	DBAB	Sell	262,167	348,111	12/20/13	-	(6,611)
Indian Rupee	JPHQ	Buy	55,600,000	877,691	12/23/13	-	(16,410)
Singapore Dollar	DBAB	Buy	1,048,000	834,395	12/23/13	1,011	-
Indian Rupee	DBAB	Buy	10,466,000	162,646	12/26/13	-	(658)
Euro	DBAB	Sell	239,450	317,415	1/03/14	-	(6,583)
Indian Rupee	CITI	Buy	4,493,000	69,490	1/06/14	69	-
Malaysian Ringgit	DBAB	Buy	952,100	307,794	1/08/14	-	(17,474)
Euro	DBAB	Sell	40,550	54,098	1/09/14	-	(771)
Euro	DBAB	Buy	40,550	54,341	1/09/14	528	-
Chilean Peso	DBAB	Buy	1,449,000,000	2,942,729	1/10/14	-	(113,038)
Chilean Peso	DBAB	Sell	1,449,000,000	2,801,895	1/10/14	-	(27,796)
Japanese Yen	HSBC	Sell	183,560,000	2,105,046	1/10/14	235,983	-
Euro	UBSW	Sell	5,631,484	7,374,472	1/13/14	-	(245,697)
Euro	DBAB	Sell	108,735	142,606	1/13/14	-	(4,527)
Euro	UBSW	Buy	5,285,000	7,011,610	1/13/14	139,719	-
Euro	JPHQ	Sell	1,802,953	2,360,516	1/14/14	-	(79,134)
Euro	DBAB	Sell	1,865,041	2,470,992	1/14/14	-	(52,671)
Euro	DBAB	Buy	1,865,041	2,526,571	1/14/14	-	(2,907)
Euro	DBAB	Sell	870,051	1,162,992	1/16/14	-	(14,319)
Japanese Yen	UBSW	Sell	460,675,000	5,192,459	1/16/14	501,529	-
Malaysian Ringgit	JPHQ	Buy	175,000	57,031	1/16/14	-	(3,694)
Euro	JPHQ	Sell	2,912,410	3,880,349	1/22/14	-	(60,658)
Euro	DBAB	Sell	1,700,000	2,270,605	1/22/14	-	(29,796)
Euro	BZWS	Sell	1,007,118	1,332,885	1/27/14	-	(29,946)
Euro	DBAB	Sell	4,032,721	5,438,326	1/30/14	-	(18,805)
Euro	DBAB	Buy	4,032,721	5,463,531	1/30/14	-	(6,399)
Euro	DBAB	Sell	3,014,151	4,066,180	1/31/14	-	(12,622)
Euro	DBAB	Sell	2,316,000	3,120,347	2/06/14	-	(13,768)
Chilean Peso	DBAB	Buy	725,000,000	1,468,206	2/07/14	-	(57,654)
Chilean Peso	DBAB	Sell	585,000,000	1,111,139	2/07/14	-	(27,030)
Chilean Peso	BZWS	Buy	743,650,000	1,407,895	2/10/14	38,365	-
Japanese Yen	HSBC	Sell	64,350,000	691,846	2/12/14	36,462	-
Japanese Yen	JPHQ	Sell	64,319,000	691,877	2/12/14	36,808	-
Euro	UBSW	Sell	2,151,000	2,885,136	2/13/14	-	(25,760)
Japanese Yen	JPHQ	Sell	42,690,000	461,279	2/13/14	26,492	-
Japanese Yen	CITI	Sell	85,250,000	922,544	2/13/14	54,294	-
Japanese Yen	JPHQ	Sell	42,710,000	461,271	2/18/14	26,265	-
Japanese Yen	GSCO	Sell	42,760,000	461,290	2/19/14	25,772	-
Japanese Yen	CITI	Sell	42,570,000	461,221	2/19/14	27,638	-
Euro	BZWS	Sell	2,084,000	2,781,807	2/20/14	-	(38,486)
Japanese Yen	BZWS	Sell	21,350,000	230,626	2/25/14	13,163	-
Euro	BZWS	Sell	3,340,073	4,452,866	2/26/14	-	(67,369)
Japanese Yen	UBSW	Sell	34,903,000	354,489	2/26/14	-	(1,022)
Euro	BZWS	Sell	1,025,079	1,369,247	2/27/14	-	(18,032)
Japanese Yen	BZWS	Sell	80,260,000	862,890	2/27/14	45,381	-
Japanese Yen	DBAB	Sell	14,279,000	155,996	2/27/14	10,553	-
Singapore Dollar	DBAB	Buy	940,000	735,064	2/27/14	14,387	-
Euro	UBSW	Sell	708,181	948,438	2/28/14	-	(9,974)
Singapore Dollar	DBAB	Buy	361,500	292,074	2/28/14	-	(3,853)
Singapore Dollar	DBAB	Buy	361,500	281,915	2/28/14	6,305	-
Euro	UBSW	Sell	2,581,000	3,387,175	3/03/14	-	(105,839)
Euro	DBAB	Sell	1,228,589	1,616,516	3/03/14	-	(46,203)
Japanese Yen	JPHQ	Sell	85,800,000	943,521	3/03/14	69,558	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Japanese Yen	DBAB	Sell	257,790,000	2,801,974	3/04/14	176,095	-
Japanese Yen	UBSW	Sell	95,700,000	1,041,009	3/04/14	66,198	-
Japanese Yen	HSBC	Sell	85,800,000	942,339	3/04/14	68,371	-
Euro	DBAB	Sell	1,400,000	1,828,820	3/05/14	-	(65,892)
Euro	DBAB	Sell	324,000	420,406	3/06/14	-	(18,086)
Euro	DBAB	Sell	2,741,981	3,560,641	3/17/14	-	(150,410)
Euro	DBAB	Sell	479,200	621,863	3/18/14	-	(26,698)
Euro	JPHQ	Sell	143,700	188,283	3/19/14	-	(6,205)
Singapore Dollar	HSBC	Buy	1,113,000	892,149	3/19/14	-	(4,714)
Singapore Dollar	JPHQ	Buy	694,000	541,663	3/19/14	11,688	-
Singapore Dollar	DBAB	Buy	973,400	763,188	3/19/14	12,939	-
Euro	DBAB	Sell	1,997,000	2,597,758	3/20/14	-	(105,048)
Euro	JPHQ	Sell	240,000	311,998	3/20/14	-	(12,826)
Euro	JPHQ	Sell	240,000	310,568	3/21/14	-	(14,257)
Euro	JPHQ	Sell	240,000	311,730	3/24/14	-	(13,098)
Euro	JPHQ	Sell	192,000	248,564	3/25/14	-	(11,299)
Euro	DBAB	Sell	333,108	433,807	3/26/14	-	(17,042)
Euro	DBAB	Sell	4,372,555	5,619,389	4/03/14	-	(298,868)
Euro	DBAB	Buy	4,372,555	5,861,847	4/03/14	56,410	-
Euro	BZWS	Sell	132,570	170,624	4/07/14	-	(8,812)
Euro	DBAB	Sell	800,000	1,050,160	4/10/14	-	(32,671)
Euro	DBAB	Sell	949,814	1,243,069	4/11/14	-	(42,546)
Chilean Peso	MSCO	Buy	116,230,000	237,616	4/14/14	-	(13,351)
Euro	HSBC	Sell	142,717	186,807	4/16/14	-	(6,371)
Chilean Peso	MSCO	Buy	104,150,000	211,451	4/21/14	-	(10,642)
Euro	DBAB	Sell	2,272,254	2,983,015	4/22/14	-	(92,718)
Euro	BZWS	Sell	130,134	171,384	4/22/14	-	(4,766)
Euro	JPHQ	Sell	36,314	47,536	4/22/14	-	(1,619)
Euro	DBAB	Buy	29,378	39,211	4/22/14	555	-
Euro	BZWS	Sell	1,659,340	2,167,430	4/25/14	-	(78,688)
Chilean Peso	JPHQ	Buy	234,301,000	471,668	4/28/14	-	(20,250)
British Pound	DBAB	Sell	223,551	346,750	4/29/14	-	(14,595)
British Pound	DBAB	Buy	223,551	344,671	4/29/14	16,674	-
Euro	DBAB	Sell	870,275	1,155,395	4/30/14	-	(22,652)
Euro	BZWS	Sell	91,515	119,354	4/30/14	-	(4,525)
Singapore Dollar	DBAB	Buy	6,168,500	4,985,654	4/30/14	-	(66,732)
Singapore Dollar	DBAB	Sell	2,560,000	1,997,815	4/30/14	-	(43,595)
Euro	DBAB	Sell	71,000	93,969	5/05/14	-	(2,142)
Japanese Yen	DBAB	Buy	97,107,500	982,869	5/07/14	6,841	-
Japanese Yen	DBAB	Sell	97,107,500	1,000,000	5/07/14	10,289	-
British Pound	DBAB	Sell	1,300,000	2,010,190	5/09/14	-	(90,972)
British Pound	DBAB	Buy	1,217,294	1,879,811	5/09/14	87,675	-
Chilean Peso	DBAB	Buy	574,000,000	1,167,972	5/09/14	-	(63,345)
Chilean Peso	DBAB	Sell	260,000,000	492,891	5/09/14	-	(7,463)
Euro	DBAB	Sell	700,000	918,925	5/09/14	-	(28,663)
Euro	DBAB	Sell	212,145	280,583	5/12/14	-	(6,601)
Singapore Dollar	DBAB	Buy	3,707,640	3,013,410	5/12/14	-	(56,750)
British Pound	DBAB	Sell	130,318	198,930	5/15/14	-	(11,691)
British Pound	DBAB	Buy	130,318	200,911	5/15/14	9,710	-
Euro	JPHQ	Sell	201,376	260,361	5/23/14	-	(12,257)
Japanese Yen	DBAB	Sell	50,435,000	500,000	5/28/14	-	(14,137)
Euro	DBAB	Sell	992	1,291	6/05/14	-	(52)
Singapore Dollar	JPHQ	Buy	4,945,200	3,933,816	6/05/14	9,985	-
Japanese Yen	JPHQ	Sell	54,440,000	553,272	6/10/14	-	(1,765)
Japanese Yen	BZWS	Sell	75,370,000	774,486	6/10/14	6,059	-
Japanese Yen	HSBC	Sell	80,270,000	829,818	6/10/14	11,434	-
Japanese Yen	DBAB	Buy	26,600,000	271,734	6/11/14	-	(533)
Japanese Yen	DBAB	Sell	26,600,000	276,807	6/11/14	5,606	-
Japanese Yen	JPHQ	Sell	74,370,000	774,497	6/11/14	16,258	-
Japanese Yen	JPHQ	Sell	31,400,000	332,328	6/17/14	12,170	-
Singapore Dollar	HSBC	Buy	837,000	664,813	6/20/14	2,721	-
Euro	DBAB	Sell	320,700	420,454	6/27/14	-	(13,763)
Euro	UBSW	Sell	4,274,000	5,581,117	6/30/14	-	(205,810)
Japanese Yen	BZWS	Buy	398,000,000	4,006,516	6/30/14	31,721	-
Japanese Yen	BZWS	Sell	620,288,000	6,375,005	6/30/14	49,576	-
Japanese Yen	DBAB	Sell	97,929,000	1,000,000	7/01/14	1,348	-
British Pound	DBAB	Sell	297,656	444,222	7/09/14	-	(36,674)
Euro	DBAB	Sell	312,984	404,094	7/10/14	-	(19,701)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

aPositions are generally not collateralized if the market value is $100,000 to $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UYU - Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)
DIP - Debtor-In-Possession
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
HDC - Housing Development Corp.
ISD - Independent School District
L/C - Letter of Credit
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PIK - Payment-In-Kind
PSF - Permanent School Fund
SF - Single Family

Quarterly Statement of Investments | See Notes to statements of Investments.

Franklin U.S. Government Fund	Principal Amount	Value
Corporate Bonds 1.1%		
Private Export Funding Corp.,		
secured bond, 2.80%, 5/15/22	$ 9,000,000	$ 8,878,302
senior secured note, 3.05%, 10/15/14	6,500,000	6,689,709
Total Corporate Bonds (Cost $16,184,312)		15,568,011
Foreign Government and Agency Securities 0.8%		
Government of Tunisia, 1.686%, 7/16/19	7,000,000	6,836,697
International Bank for Reconstruction and Development,		
2, zero cpn., 2/15/16	1,868,000	1,828,348
Principal Strip, 7/15/17	1,761,000	1,655,608
Total Foreign Government and Agency Securities (Cost $10,610,741)		10,320,653
Mortgage-Backed Securities 74.3%		
ᵃFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 5.1%		
FHLMC, 1.607% - 2.532%, 6/01/14 - 5/01/43	11,805,770	12,298,211
FHLMC, 2.358% - 2.50%, 10/01/22 - 8/01/37	8,385,660	8,845,688
FHLMC, 2.504%, 6/01/37	15,485,484	16,371,894
FHLMC, 2.506% - 2.626%, 7/01/23 - 7/01/38	8,753,546	9,278,905
FHLMC, 2.626% - 2.757%, 1/01/29 - 9/01/38	12,757,056	13,541,999
FHLMC, 2.778% - 6.137%, 12/01/18 - 8/01/41	9,233,803	9,755,050
		70,091,747
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.7%		
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	4,466,413	4,738,170
FHLMC Gold 30 Year, 3.00%, 11/01/42 - 10/01/43	839,001	889,683
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	9,495,139	9,914,362
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 2/01/41	9,396,214	9,842,418
FHLMC Gold 30 Year, 4.00%, 12/01/41	5,492,056	5,754,320
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	8,641,315	9,212,386
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/39	7,272,705	7,870,447
FHLMC Gold 30 Year, 5.00%, 4/01/40	5,758,309	6,219,503
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	4,395,499	4,777,910
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	2,640,569	2,915,056
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	1,135,334	1,272,159
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	470,185	518,381
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	6,419	6,931
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	12,731	14,304
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	783,638	972,070
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17	3,783	3,802
FHLMC PC 30 Year, 8.50%, 9/01/20	755	841
		64,922,743
ᵃFederal National Mortgage Association (FNMA) Adjustable Rate 9.1%		
FNMA, 1.218% - 2.125%, 4/01/16 - 10/01/44	12,636,167	13,197,526
FNMA, 2.125% - 2.259%, 1/01/17 - 6/01/38	9,418,566	9,915,728
FNMA, 2.259%, 7/01/38	13,393,391	14,159,906
FNMA, 2.26% - 2.288%, 8/01/26 - 1/01/40	12,749,067	13,417,153
FNMA, 2.29% - 2.355%, 1/01/18 - 12/01/40	12,913,740	13,624,780
FNMA, 2.359% - 2.369%, 1/01/32 - 12/01/40	1,625,787	1,728,213
FNMA, 2.369%, 10/01/35	15,349,813	16,205,818
FNMA, 2.37% - 2.473%, 9/01/18 – 10/01/41	12,899,212	13,669,299
FNMA, 2.473% - 2.589%, 7/01/23 - 2/01/39	12,373,682	13,075,288
FNMA, 2.589% - 5.77%, 8/01/18 - 3/01/47	12,871,634	13,574,103
FNMA, 5.944% - 7.21%, 9/01/36 - 11/01/47	1,505,845	1,625,030
		124,192,844
Federal National Mortgage Association (FNMA) Fixed Rate 6.0%		
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25	4,748,467	5,156,848
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	276,885	291,482
FNMA 30 Year, 3.00%, 12/01/42	372,156	364,585
FNMA 30 Year, 4.00%, 1/01/41 - 6/01/41	12,176,340	12,814,499
FNMA 30 Year, 4.00%, 8/01/41	6,637,512	6,977,089
FNMA 30 Year, 4.50%, 8/01/40 - 12/01/40	12,449,703	13,328,784

Quarterly Statement of Investments | See Notes to Statements of Investments.

† Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the value of this security was $5,704,390, representing 0.42% of net assets.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $16,531,322, representing 2.32% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $2,234,519, representing 0.31% of net assets.
h The coupon rate shown represents the rate at period end.
i Security purchased on a delayed delivery basis.
j Defaulted security or security for which income has been deemed uncollectible.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $4,636,721, representing 0.65% of net assets.
n At September 30, 2013, all repurchase agreements had been entered into on that date.

At September 30, 2013, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts		Notional Value	Expiration Date	Unrealized Appreciation		Unrealized Depreciation
Currency Contracts								
EUR/USD	Short	239	$	40,411,913	12/16/13	$	-	$ (764,017)
GBP/USD	Short	174		17,592,488	12/16/13		-	(426,260)
Net unrealized appreciation (depreciation)								$ (1,190,277)

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	2,981,061	$ 3,903,550	10/16/13	$ -	$ (129,249)
Euro	BOFA	Sell	2,967,702	3,888,684	10/16/13	-	(126,044)
Euro	FBCO	Sell	2,261,998	2,971,946	10/16/13	-	(88,100)
Euro	FBCO	Buy	8,484	11,192	10/16/13	285	-
Euro	SSBT	Buy	656,516	887,706	10/16/13	843	-
Euro	BOFA	Buy	492,217	664,425	10/16/13	1,450	-
Euro	HSBC	Buy	393,511	530,223	10/16/13	2,121	-
British Pound	BOFA	Sell	6,618,799	10,072,661	10/21/13	-	(639,951)
British Pound	SCBT	Sell	2,194,371	3,412,905	10/21/13	-	(138,713)
British Pound	FBCO	Sell	154,513	232,213	10/21/13	-	(17,869)
British Pound	HSBC	Sell	65,249	97,435	10/21/13	-	(8,171)
British Pound	BOFA	Buy	1,375,592	2,201,550	10/21/13	24,864	-
Euro	FBCO	Sell	6,194,098	7,981,997	11/18/13	-	(398,157)
Euro	DBAB	Sell	2,867,194	3,680,680	11/18/13	-	(198,421)
Euro	BOFA	Sell	965,963	1,254,417	11/18/13	-	(52,460)
Euro	SCBT	Sell	720,323	934,544	11/18/13	-	(39,999)
Euro	HSBC	Sell	310,481	404,720	11/18/13	-	(15,337)
British Pound	FBCO	Sell	5,506,963	8,354,063	11/21/13	-	(557,019)
British Pound	BOFA	Sell	4,818,593	7,317,033	11/21/13	-	(480,164)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BONY - Bank of New York Mellon
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co.

Currency

EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

At September 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty
BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co.

Currency
AUD - Australian Dollar

Selected Portfolio
ADR - American Depositary Receipt
IDR - International Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $7,042,528, representing 0.14% of net assets.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $104,177,157, representing 2.06% of net assets.
g The coupon rate shown represents the rate at period end.
h A portion or all of the security purchased on a delayed delivery basis.
i Defaulted security or security for which income has been deemed uncollectible.
j See Note 6 regarding holdings of 5% voting securities.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for open futures, forward contracts. At September 30, 2013, the aggregate value of these securities pledged as collateral was $25,616,653 representing 0.51% of net assets.
n At September 30, 2013, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

At September 30, 2013, the Fund had the following financial futures contracts outstanding. See Note 3.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty
BOFA - Bank of America Corp
BONY - Bank of New York Mellon
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co.

Currency
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio
ADR - American Depositary Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Thai Beverage PCL	Beverages	12,053,200	5,283,963
			22,048,192
Turkmenistan 0.6%			
Dragon Oil PLC	Oil, Gas & Consumable Fuels	297,559	2,805,836
United Arab Emirates 3.0%			
Emaar Properties PJSC	Real Estate Management & Development	8,942,377	14,194,056
United Kingdom 5.0%			
British American Tobacco PLC	Tobacco	249,100	13,215,284
Unilever PLC	Food Products	267,797	10,575,472
			23,790,756
United States 1.7%			
Avon Products Inc.	Personal Products	391,680	8,068,608
Vietnam 0.2%			
DHG Pharmaceutical JSC	Pharmaceuticals	95,800	499,136
Dong Phu Rubber JSC	Chemicals	104,160	225,464
			724,600
Zimbabwe 0.6%			
Delta Corp. Ltd.	Beverages	2,209,976	2,740,591
Total Common Stocks (Cost $301,721,841)			426,329,891
Participatory Notes 2.8%			
Saudi Arabia 2.8%			
[b]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	55,781	1,379,558
[b]HSBC Bank PLC,			
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	19,800	432,931
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication Services	515,329	11,611,306
Total Participatory Notes (Cost $11,398,544)			13,423,795
Preferred Stocks 5.9%			
Brazil 0.8%			
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	939,606	3,813,078
Chile 2.0%			
Embotelladora Andina SA, pfd., A	Beverages	2,317,517	9,644,653
Russia 3.1%			
Sberbank of Russia, pfd.	Commercial Banks	6,293,975	14,509,542
Total Preferred Stocks (Cost $24,591,377)			27,967,273
Total Investments before Short Term Investments (Cost $339,521,991)			469,742,009
Short Term Investments (Cost $2,803,514) 0.6%			
Money Market Funds 0.6%			
United States 0.6%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio		2,803,514	2,803,514
Total Investments (Cost $342,325,505) 100.0%			472,545,523
Other Assets, less Liabilities (0.0)%[†]			(159,235)
Net Assets 100.0%			$ 472,386,288

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $14,057,163, representing 2.98% of net assets.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
SDR - Swedish Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b A portion or all of the security is on loan at September 30, 2013.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
d The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2013, the aggregate value of these securities was $67,579,937, representing 2.03% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $258,097,754, representing 7.75% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount is stated in Unidad de Inversion Units.
g The coupon rate shown represents the rate at period end.
h A supranational organization is an entity formed by two or more central governments through international treaties.
i The security is traded on a discount basis with no stated coupon rate.
j Principal amount is stated in 10 Mexican Peso Units.
k A portion or all of the security purchased on a when-issued basis.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2013, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
GSCO - Goldman Sachs Bank
HSBC - HSBC Bank USA, N.A.
JPHQ - JPMorgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

BHAC - Berkshire Hathaway Assurance Corp.
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c See Note 6 regarding holdings of 5% voting securities.
d See Note 11 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. Effective April 1, 2013, the Trust began offering shares of the Franklin Managed Volatility Global Allocation VIP Fund (MVGAF).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At September 30, 2013, the funds received United Kingdom Treasury Bonds and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Certain funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and certain foreign currencies risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Franklin High Income Securities Fund - Forwards

Franklin Managed Volatility Global Allocation VIP Fund – Futures and forwards Franklin Strategic Income Securities Fund - Forwards and swaps Mutual Global Discovery Securities Fund - Futures and forwards Mutual International Securities Fund - Forwards Mutual Shares Securities Fund - Futures and forwards Templeton Global Bond Securities Fund - Forwards and swaps

4. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At September 30, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
Franklin Global Real Estate Securities Fund				
135,173	Tokyu Land Corp. (Value is 0.38% of Net Assets)	4/10/13 - 4/12/13	$ 1,559,723	$ 1,399,385
Mutual Global Discovery Securities Fund				
1,361,600	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
800,000	The Bankshares Inc.	3/22/07	8,000,000	3,982,192
595	Broadband Ventures II LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	595	-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	4,663,284
56,213	Imagine Group Holdings Ltd.	8/31/04	575,705	470,598
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	116,107
4,052,916	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	3,247,714	2,091,912
2,140	Olympus Re Holdings Ltd.	12/19/01	200,477	-
	Total Restricted Securities (Value is 1.59% of Net Assets)		$ 17,736,120	$ 11,324,093
Mutual International Securities Fund				
6,987	AET&D Holdings No. 1 Pty. Ltd. (Value is 0.00% of Net Assets)	10/13/10	$ -	$ -
Mutual Shares Securities Fund				
4,709,226	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
1,754	Broadband Ventures II LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	1,754	-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
140,952	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,974,087	673,426
241	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	241,000	447,952
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	473,798
15,382,424	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	12,591,586	7,939,638
16,280	Olympus Re Holdings Ltd.	12/19/01	1,525,128	-
	Total Restricted Securities (Value is 0.19% of Net Assets)		$ 18,482,796	$ 9,534,814
Templeton Growth Securities Fund				
1,194,518	Templeton China Opportunities Fund Ltd., Reg D (Value is 0.70% of Net Assets)	3/17/10 - 12/01/11	$ 11,935,000	$ 13,725,009

[a] The Fund also invests in unrestricted securities or other investments in the issuer, valued at $1,984,484 as of September 30, 2013.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the nine months ended September 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Global Discovery Securities Fund							
Non-Controlled Affiliates							
The Bankshares Inc. (Value is 0.56% of Net Assets)	800,000	-	-	800,000	$ 3,982,192	$ -	$ -
Mutual Shares Securities Fund							
Non-Controlled Affiliates							
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507	$ -	$ -	$ -
Templeton Growth Securities Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund Ltd., Reg D (Value is 0.70% of Net Assets)	1,194,518	-	-	1,194,518	$ 13,725,009	$ -	$ -

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds) which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report. Investments in Underlying Funds for the nine months ended September 30, 2013, were as follows:

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF’s shareholder report, in which the fund invests, is available on the SEC website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The ETFs’ shareholder reports are not covered by this report. The MVGAF invests a significant portion of its assets in ETFs. The fund relies on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the fund to invest in certain ETFs beyond the 1940 Act’s limitations on a fund’s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

9. INVESTMENT IN FT HOLDINGS CORPORATION III (FT Subsidiary)

The Franklin Strategic Income Securities Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At September 30, 2013, the FT Subsidiary’s investment, Turtle Bay Resort, is reflected in the fund’s Statement of Investments.

10. INVESTMENT IN MVGAF Holdings Corp. (MVGAF Subsidiary)

The Franklin Managed Volatility Global Allocation VIP Fund invests in certain financial instruments through its investment in the MVGAF Subsidiary. The MVGAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the fund. At September 30, 2013, the MVGAF Subsidiary’s investments as well as any other assets and liabilities of the MVGAF Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At September 30, 2013, the net assets of the MVGAF Subsidiary were $919,745, representing 4.56% of the fund's consolidated net assets. The fund’s investment in the MVGAF Subsidiary is limited to 25% of consolidated assets.

11. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Templeton Growth Securities Fund (Growth Fund) invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a

Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Growth Fund may incur delays in redeeming its investment in the China Fund. The Growth Fund's investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

Franklin High Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Materials	$ -	$ 855,000	$ -[c]	$ 855,000
Transportation	-	609,021	-	609,021
All Other Equity Investments[b]	823,900	-	-	823,900
Corporate Bonds	-	325,171,395	191	325,171,586
Senior Floating Rate Interests	-	7,086,040	-	7,086,040
Short Term Investments	-	9,763,088	-	9,763,088
Total Investments in Securities	$ 823,900	$ 343,484,544	$ 191	$ 344,308,635
Liabilities:				
Forward Exchange Contracts	-	12,933	-	12,933
Franklin Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 48,066,219	$ 14,000	$ -[c]	$ 48,080,219
Energy	680,008,937	35,510,839	-	715,519,776
Financials	555,637,228	100,323,778	-	655,961,006
Industrials	197,361,131	23,941,836	-	221,302,967
Materials	492,946,348	3,462,800	-	496,409,148
All Other Equity Investments[b]	1,677,310,077	-	-[c]	1,677,310,077
Equity-Linked Securities	-	170,903,774	-	170,903,774
Convertible Bonds	-	49,956,053	-	49,956,053
Corporate Bonds	-	2,405,792,063	-	2,405,792,063
Senior Floating Rate Interests	-	273,113,023	-	273,113,023
Short Term Investments	-	184,851,458	-	184,851,458
Total Investments in Securities	$ 3,651,329,940	$ 3,247,869,624	$ -	$ 6,899,199,564
Liabilities:				
Unfunded Loan Commitments	-	-	1,650	1,650
Franklin Large Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 311,780,557	$ -	$ -	$ 311,780,557
Short Term Investments	-	11,231,883	-	11,231,883
Total Investments in Securities	$ 311,780,557	$ 11,231,883	$ -	$ 323,012,440
Franklin Large Cap Value Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 35,821,853	$ -	$ -	$ 35,821,853
Short Term Investments	1,032,472	-	-	1,032,472
Total Investments in Securities	$ 36,854,325	$ -	$ -	$ 36,854,325
Franklin Managed Volatility Global Allocation VIP Fund				
Assets:				
Investments in Securities				
Equity Investments:[a]				
Energy	$ -	$ 57,083	$ -	$ 57,083
Other Equity Investments[b]	938,295	-	-	938,295
Exchange Traded Funds	10,208,994	-	-	10,208,994
Exchange Traded Notes	737,748	-	-	737,748
Foreign Government and Agency Securities	-	4,873,895	-	4,873,895
U.S. Government and Agency Securities	-	2,266,545	-	2,266,545
Short Term Investments	676,448	-	-	676,448
Total Investments in Securities	$ 12,561,485	$ 7,197,523	$ -	$ 19,759,008
Forward Exchange Contracts	$ -	$ 5,714	$ -	$ 5,714
Futures Contracts	22,802	-	-	22,802
Liabilities:				
Forward Exchange Contracts	-	83	-	83
Franklin Rising Dividends Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 1,817,771,179	$ -	$ -	$ 1,817,771,179
Short Term Investments	28,660,795	-	-	28,660,795
Total Investments in Securities	$ 1,846,431,974	$ -	$ -	$ 1,846,431,974

Franklin Small Cap Value Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$1,561,779,699	$ -	$ -	$1,561,779,699
Short Term Investments	40,055,810	-	-	40,055,810
Total Investments in Securities	$1,601,835,509	$ -	$ -	$1,601,835,509
Franklin Small-Mid Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 736,095,915	$ -	$ -	$ 736,095,915
Short Term Investments	9,174,066	5,897,750	-	15,071,816
Total Investments in Securities	$ 745,269,981	$ 5,897,750	$ -	$ 751,167,731
Franklin Strategic Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Finance	$ -	$ 1,749,333	$ -	1,749,333
Materials	-	855,000	- [c]	855,000
Transportation	-	609,021	-	609,021
All Other Equity Investments[b]	668,750	-	-	668,750
Corporate Bonds	-	417,116,511	-	417,116,511
Senior Floating Rate Interests	-	146,448,484	190,406	146,638,890
Foreign Government and Agency Securities	-	202,992,964	-	202,992,964
U.S. Government and Agency Securities	-	21,615,454	-	21,615,454
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	44,680,218	-	44,680,218
Mortgage-Backed Securities	-	46,884,718	-	46,884,718
Municipal Bonds	-	39,819,062	-	39,819,062
Short Term Investments	38,818,965	40,824,365	-	79,643,330
Total Investments in Securities	$ 39,487,715	$ 963,595,130	$ 190,406	$1,003,273,251
Forward Exchange Contracts	$ -	$ 4,389,896	$ -	$ 4,389,896
Liabilities:				
Forward Exchange Contracts	-	5,252,948	-	5,252,948
Swaps	-	81,066	-	81,066
Franklin Templeton VIP Founding Funds Allocation Fund				
Assets:				
Investments in Underlying Funds[d]	$1,114,964,282	$ -	$ -	$1,114,964,282
Franklin U.S. Government Fund				
Assets:				
Investments in Securities:				
Corporate Bonds	$ -	$ 15,568,011	$ -	$ 15,568,011
Foreign Government and Agency Securities	-	10,320,653	-	10,320,653
Mortgage-Backed Securities	-	1,019,156,967	-	1,019,156,967
U.S. Government and Agency Securities	-	261,049,711	-	261,049,711
Short Term Investments	-	3,871,644	-	3,871,644
Total Investments in Securities	$ -	$1,309,966,986	$ -	$1,309,966,986
Mutual Global Discovery Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 3,026,076	$ -	$ 2,208,019	$ 5,234,095
Commercial Banks	61,362,993	5,924,788	3,982,192	71,269,973
Diversified Financial Services	33,826,229	-	4,663,284	38,489,513
Insurance	51,497,483	-	470,598 [c]	51,968,081
Paper & Forest Products	-	1,660,068	-	1,660,068
Real Estate Management & Development	1,479,103	-	2,234,519	3,713,622
All Other Equity Investments[b]	474,712,720	-	- [c]	474,712,720
Corporate Bonds, Notes and Senior Floating Rate Interests	-	23,338,248	-	23,338,248
Corporate Notes in Reorganization	-	5,685,306	- [c]	5,685,306
Companies in Liquidation	-	7,587,287	- [c]	7,587,287
Short Term Investments	7,999,728	19,800,000	-	27,799,728
Total Investments in Securities	$ 633,904,332	$ 63,995,697	$ 13,558,612	$ 711,458,641
Forward Exchange Contracts	$ -	$ 1,066,157	$ -	$ 1,066,157
Liabilities:				
Forward Exchange Contracts	-	5,836,087	-	5,836,087
Futures Contracts	1,190,277	-	-	1,190,277

Mutual International Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a,b]	$ 2,321,812	$ -	$ -	$ 2,321,812
Companies in Liquidation	-	-	- [c]	-
Total Investments in Securities	$ 2,321,812	$ -	$ -	$ 2,321,812
Forward Exchange Contracts	$ -	$ 2,526	$ -	$ 2,526
Liabilities:				
Forward Exchange Contracts	-	55,615	-	55,615
Mutual Shares Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 8,413,436	$ 8,413,436
Commercial Banks	250,528,715	7,405,845	1,121,378	259,055,938
Machinery	77,334,923	23,658,024	-	100,992,947
Real Estate Management & Development	5,620,471	-	7,042,528	12,662,999
All Other Equity Investments[b]	3,954,976,878	-	- [c]	3,954,976,878
Corporate Bonds, Notes and Senior Floating Rate Interests	-	236,825,986	-	236,825,986
Corporate Notes in Reorganization	-	50,827,089	- [c]	50,827,089
Companies in Liquidation	-	62,947,199	- [c]	62,947,199
Short Term Investments	363,690,773	35,900,000	-	399,590,773
Total Investments in Securities	$4,652,151,760	$ 417,564,143	$ 16,577,342	$5,086,293,245
Forward Exchange Contracts	$ -	$ 1,195,028	$ -	$ 1,195,028
Liabilities:				
Forward Exchange Contracts	-	27,318,423	-	27,318,423
Futures Contracts	3,708,795	-	-	3,708,795
Templeton Developing Markets Securities Fund				
Assets:				
Investments in Securities:				
Closed End Funds	$ 2,021,050	$ -	$ -	$ 2,021,050
Equity Investments[a]				
Russia	11,062,462	22,070,434	-	33,132,896
All Other Equity Investments[b]	421,164,268	-	-	421,164,268
Participatory Notes	-	13,423,795	-	13,423,795
Short Term Investments	2,803,514	-	-	2,803,514
Total Investments in Securities	$ 437,051,294	$ 35,494,229	$ -	$ 472,545,523
Templeton Foreign Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$2,606,899,739	$ -	$ -	$2,606,899,739
Short Term Investments	106,430,466	2,513,700	-	108,944,166
Total Investments in Securities	$2,713,330,205	$ 2,513,700	$ -	$2,715,843,905
Templeton Global Bond Securities Fund				
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities	$ -	$2,322,221,716	$ -	$2,322,221,716
Municipal Bonds	-	1,518,904	-	1,518,904
Short Term Investments	-	864,866,141	-	864,866,141
Total Investments in Securities	$ -	$3,188,606,761	$ -	$3,188,606,761
Forward Exchange Contracts	$ -	$ 43,450,871	$ -	$ 43,450,871
Liabilities:				
Forward Exchange Contracts	-	42,329,443	-	42,329,443
Swaps	-	4,510,253	-	4,510,253
Templeton Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Diversified Financial Services	$ 89,912,263	$ -	$ 13,725,009	$ 103,637,272
All Other Equity Investments[a,b]	1,892,923,504	-	-	1,892,923,504
Short term Investments	-	23,000,000	-	23,000,000
Total Investments in Securities	$1,982,835,767	$ 23,000,000	$ 13,725,009	$2,019,560,776

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.
c Includes securities determined to have no value at September 30, 2013.
dFor detailed Underlying Fund categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2013, are as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual Global Discovery Securities Fund										
Assets										
Investments in Securities:										
Equity Investments:[c]										
Auto Components	$ 1,800,592	$ 388,443	$ -	$ -	$ -	$ -	$ -	$ 238,984	$ 2,206,019	$ 238,984
Commercial Banks	8,957,064 [d]	-	-	-	(5,954,429)	-	-	979,557	3,982,192	675,216
Diversified Financial Services	4,239,527	-	-	-	-	-	-	423,757	4,663,284	423,757
Diversified Telecommunication Services	32,587 [d]	-	-	-	-	-	47,080	(79,667)	- [d]	(79,667)
Insurance	648,760 [d]	-	-	-	-	(521)	-	(177,641)	470,598 [d]	(177,641)
Real Estate Management & Development	3,812,118	-	-	-	(2,276,952)	-	-	699,353	2,234,519	386,561
Corporate Notes in Reorganization	- [d]	-	(88)	-	-	-	-	88	- [d]	-
Total	$ 19,290,648	$ 388,443	$ (88)	$ -	$ (8,231,381)	$ (521)	$ 47,080	$ 2,084,409	$ 13,558,612	$ 1,467,210

[a] The investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input and/or the availability of a quoted market price in an active market for identical securities.
[b] May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[c] Includes common and preferred stocks as well as other equity investments.
[d] Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range	Impact to Fair Value if Input Increases[a]
Mutual Global Discovery Securities Fund					
Assets:					
Investments in Securities:					
Equity Investments:[b]					
Auto Components	$ 2,091,912	Market comparables	Discount for lack of marketability	15%	Decrease
			EV / EBITDA multiple	5.3x	Increase[c]
Commercial Banks	3,982,192	Market comparables	Discount for lack of marketability	10%	Decrease[c]
			Price / tangible book multiple	1.5x	Increase[d]
Diversified Financial Services	4,663,284	Discounted cash flow model	Cost of equity	17%	Decrease
			Long-term revenue growth rate	6.2% - 36.6%	Increase[d]
			Adjusted EBITDA margin	11% - 22%	Increase
Real Estate Management & Development	2,234,519	Market comparables	Discount for lack of marketability	8%	Decrease[c]
All Other Investments[e]	586,705				
Total	$ 13,558,612				

[a] Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indic
[b] Includes common and preferred stocks.
[c] Represents a significant impact to fair value but not net assets.
[d] Represents a significant impact to fair value and net assets.
[e] Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV- Enterprise value

13. UPCOMING LIQUIDATION

On July 17, 2013, the Board for the Mutual International Securities Fund approved a proposal to liquidate the fund. The fund is scheduled to liquidate on December 3, 2013.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 26, 2013

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 26, 2013